Derivative Instruments (Offsetting Derivative Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 6,186,059		$ 4,665,220
Gross amounts offset in the Statement of Financial Condition	(3,051,127)		(2,169,110)
Derivative Assets, Total	3,134,932		2,496,110
Financial Instruments
Collateral Received	(3,134,932)	[1],[2]	(2,496,110)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%		100.00%
Counterparty A [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	929,808		204,124
Financial Instruments
Collateral Received	(929,808)	[1],[2]	(204,124)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Counterparty B [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total			908,934
Financial Instruments
Collateral Received			(908,934)	[1],[2]
Net Amount				[5],[6]
Counterparty C [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	1,419,617
Financial Instruments
Collateral Received	(1,419,617)	[1],[2]
Net Amount		[3],[4]
Counterparty D [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	547,636		270,568
Financial Instruments
Collateral Received	(547,636)	[1],[2]	(270,568)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Counterparty E [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total			126,379
Financial Instruments
Collateral Received			(126,379)	[1],[2]
Net Amount				[5],[6]
Counterparty F [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	150,775		917,405
Financial Instruments
Collateral Received	(150,775)	[1],[2]	(917,405)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Counterparty G [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	87,096		68,700
Financial Instruments
Collateral Received	(87,096)	[1],[2]	(68,700)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	5,563,595		3,153,913
Gross amounts offset in the Statement of Financial Condition	(2,666,534)		(1,643,908)
Derivative Assets, Total	2,897,061		1,510,005
Futures Contracts [Member] | Counterparty A [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,439,459		469,664
Gross amounts offset in the Statement of Financial Condition	(509,651)		(265,540)
Derivative Assets, Total	929,808		204,124
Futures Contracts [Member] | Counterparty B [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			1,826,503
Gross amounts offset in the Statement of Financial Condition			(917,569)
Derivative Assets, Total			908,934
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,721,786
Gross amounts offset in the Statement of Financial Condition	(1,302,169)
Derivative Assets, Total	1,419,617
Futures Contracts [Member] | Counterparty D [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,402,350		454,227
Gross amounts offset in the Statement of Financial Condition	(854,714)		(183,659)
Derivative Assets, Total	547,636		270,568
Futures Contracts [Member] | Counterparty E [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			403,519
Gross amounts offset in the Statement of Financial Condition			(277,140)
Derivative Assets, Total			126,379
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	622,464		1,511,307
Gross amounts offset in the Statement of Financial Condition	(384,593)		(525,202)
Derivative Assets, Total	237,871		986,105
Forward Currency Contracts [Member] | Counterparty F [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	428,000		1,407,165
Gross amounts offset in the Statement of Financial Condition	(277,225)		(489,760)
Derivative Assets, Total	150,775		917,405
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	194,464		104,142
Gross amounts offset in the Statement of Financial Condition	(107,368)		(35,442)
Derivative Assets, Total	$ 87,096		$ 68,700

[1]	Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
[2]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
[3]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.
[4]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2013.
[5]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2012.
[6]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2012.